TAXATION ON INCOME - Deferred income taxes (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ 2,112,645	₺ 1,563,009
Non recoverable net deferred tax assets	(2,112,645)	(1,563,009)
Tax incentives
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(3,996,060)	(3,190,290)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	1,011,461	799,539
Property and equipment and intangible assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(1,954,540)	(1,620,581)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	487,061	402,547
Lease liabilities
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(982,012)	(351,964)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	245,875	88,301
Carry forward tax losses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(560,633)	(524,128)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	168,190	148,076
Accrued expenses, contract liabilities and merchant advances
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(628,035)	(648,355)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	156,652	162,090
Employee benefit obligations
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(585,151)	(485,526)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	149,456	123,681
Trade receivables
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(467,495)	(227,697)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	121,827	56,927
Deferred income
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(330,934)	(238,674)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	85,006	61,336
Provision for license fee
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(180,023)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	45,006
Inventories
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(158,245)	(244,598)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	39,561	61,149
Legal provisions
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(37,034)	(117,998)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	9,258	29,499
Income accruals and contract assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	44,732	32,385
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(11,183)	(8,097)
Prepaid expenses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	62,244	64,879
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(15,594)	(16,211)
Trade payables and payables to merchants
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	262,550	668,610
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(65,638)	(167,152)
Right-of-use assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	1,255,489	713,484
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ (314,293)	₺ (178,676)